Organization and principal activities - Additional information (Details) ¥ in Thousands, $ in Thousands	Jul. 26, 2022	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Weidong Luo [Member]
Organization and principal activities
Variable Interest Entity, Ownership Percentage	80.00%
Guangyan Chen. [Member]
Organization and principal activities
Variable Interest Entity, Ownership Percentage	20.00%
Xiaodao Wang [Member]
Organization and principal activities
Variable Interest Entity, Ownership Percentage	10.00%
Jiawen Fang [Member]
Organization and principal activities
Variable Interest Entity, Ownership Percentage	10.00%
VIE
Organization and principal activities
Net liabilities		¥ 398,420	$ 56,116	¥ 357,970
Cash Collateral		¥ 0
Variable Interest Entity, Asset, Pledged Status [Extensible Enumeration]		us-gaap:AssetNotPledgedAsCollateralMember	us-gaap:AssetNotPledgedAsCollateralMember	us-gaap:AssetNotPledgedAsCollateralMember